UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21566

Name of Fund: BlackRock Global Floating Rate Income Trust (BGT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Global
          Floating Rate Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536.
          Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 – 09/30/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2007
 BlackRock Global Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—152.4%
		Corporate Bonds—21.5%
		Aerospace & Defense—0.2%
$75	[1]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	$78,563
616		DI Finance/DynCorp Intl., Ser. B, 9.50%,
		2/15/13	637,560
		Total Aerospace & Defense	716,123
		Automotive—0.1%
		AutoNation, Inc.,
60		7.00%, 4/15/14	57,300
70	[2]	7.36%, 4/15/13	66,850
60	[1]	Goodyear Tire & Rubber Co., 9.135%,
		12/01/09	60,450
100		Lear Corp., Ser. B, 8.75%, 12/01/16	94,000
120		Metaldyne Corp., 10.00%, 11/01/13	114,000
		Total Automotive	392,600
		Basic Materials—3.9%
970		AK Steel Corp., 7.75%, 6/15/12	982,125
1,000	[2]	Abitibi-Consolidated, Inc., 9.194%, 6/15/11
		(Canada)	780,000
2,000		Alrosa Finance Ltd., 8.125%, 5/06/08
		(Luxembourg)	2,011,660
125		American Pacific Corp., 9.00%, 2/01/15	128,125
260	[2]	Boise Cascade LLC, 8.235%, 10/15/12	260,000
2,040	[2]	Bowater, Inc., 8.694%, 3/15/10	1,723,800
90		CPG Intl. I, Inc., 10.50%, 7/01/13	90,000
10		Chemtura Corp., 6.875%, 6/01/16	9,500
20		Domtar, Inc., 7.125%, 8/15/15 (Canada)	19,200
250	[2]	Freeport-McMoRan Copper & Gold, Inc.,
		8.394%, 4/01/15	259,687
750		Hercules, Inc., 6.75%, 10/15/29	744,375
		Ineos Group Holdings Plc (United Kingdom)
225		7.875%, 2/07/16 (EUR)	299,984
430	[1]	8.50%, 2/15/16	411,725
625	[1]	Key Plastics LLC/Key Plastics Finance Corp.,
		11.75%, 3/15/13	546,875
4,000		Lecta S.A., 7.131%, 2/15/14 (EUR)
		(Luxembourg)	5,475,647
130	[1]	Momentive Performance Materials, Inc.,
		11.50%, 12/01/16	128,700
		NewPage Corp.,
55		10.00%, 5/01/12	57,888
1,500	[2]	11.606%, 5/01/12	1,612,500
1,215	[2]	Verso Paper Holdings LLC/Verso Paper, Inc.,
		Ser. B, 9.106%, 8/01/14	1,221,075
		Total Basic Materials	16,762,866
		Building & Development—0.2%
1,000	[2]	Ainsworth Lumber Co. Ltd., 8.948%, 10/01/10
		(Canada)	765,000
20		Goodman Global Holding Co., Inc., 7.875%,
		12/15/12	19,650
		Total Building & Development	784,650
		Commercial Services—0.0%
100	[1]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	95,750
		Consumer Products—1.0%
1,100	[2]	Ames True Temper, Inc., 9.36%, 1/15/12	1,083,500
150	[2]	Avis Budget Car Rental LLC/Avis Budget
		Finance, Inc., 8.058%, 5/15/14	146,250
500	[1,2]	General Nutrition Centers, Inc., 10.009%,
		3/15/14	480,000
388		Lazy Days RV Center, Inc., 11.75%, 5/15/12	351,140
210	[1]	Michaels Stores, Inc., 10.00%, 11/01/14	215,250
80	[1]	Quebecor World Capital Corp., 8.75%, 3/15/16
		(Canada)	72,600

Principal
Amount
(000)		Description	Value
		Consumer Products— (cont'd)
$2,000		Reynolds American, Inc., 7.625%, 6/01/16	$2,129,406
		Total Consumer Products	4,478,146
		Containers & Packaging—0.2%
		Berry Plastics Holding Corp.,
110		8.875%, 9/15/14	112,475
500	[2]	9.569%, 9/15/14	505,000
150	[1,2]	Impress Holdings BV, 8.485%, 9/15/13
		(Netherlands)	149,120
		Total Containers & Packaging	766,595
		Energy—7.7%
750	[1]	AES Corp., 9.00%, 5/15/15	787,500
135		Chaparral Energy, Inc., 8.50%, 12/01/15	126,562
		Compagnie Generale de Geophysique-Veritas
		(France)
70		7.50%, 5/15/15	72,100
50		7.75%, 5/15/17	51,500
505		Foundation Pennsylvania Coal Co., 7.25%,
		8/01/14	494,900
14,430		Gazprom OAO, 9.625%, 3/01/13 (Germany)	16,711,383
40		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	38,800
750		KCS Energy, Inc., 7.125%, 4/01/12	727,500
		Pemex Project Funding Master Trust,
800		9.375%, 12/02/08	836,400
12,700	[2]	Ser. 15, 7.16%, 10/15/09	12,985,750
220	[1]	SemGroup LP, 8.75%, 11/15/15	215,050
300		Whiting Petroleum Corp., 7.25%, 5/01/13	292,500
		Total Energy	33,339,945
		Entertainment & Leisure—0.1%
130	[1]	Greektown Holdings LLC, 10.75%, 12/01/13	128,700
120		Travelport LLC, 9.875%, 9/01/14	122,400
20		Wynn Las Vegas LLC/Wynn Las Vegas Capital
		Corp., 6.625%, 12/01/14	19,600
		Total Entertainment & Leisure	270,700
		Financial Institutions—2.8%
89		AES Ironwood LLC, 8.857%, 11/30/25	96,944
140		American Real Estate Partners LP/American
		Real Estate Finance Corp., 7.125%, 2/15/13	133,350
5,455		Kazkommerts Intl. BV, 8.50%, 4/16/13
		(Netherlands)	5,161,085
3,000	[1]	Kazkommertsbank Intl. BV, 8.50%, 4/16/13
		(Netherlands)	2,837,700
750	[1]	Rainbow National Services LLC, 8.75%,
		9/01/12	778,125
3,000	[1,2]	TuranAlem Finance BV, 6.735%, 1/22/09
		(Netherlands)	2,947,500
300	[2]	Universal City Florida Holding Co. I/II,
		10.106%, 5/01/10	303,000
		Total Financial Institutions	12,257,704
		Health Care—0.5%
1,750	[2]	Angiotech Pharmaceuticals, Inc., 9.371%,
		12/01/13 (Canada)	1,793,750
250		Tenet Healthcare Corp., 6.50%, 6/01/12	211,875
		Total Health Care	2,005,625
		Industrials—0.1%
125		Park-Ohio Industries, Inc., 8.375%, 11/15/14	120,625
210	[1]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	202,650
		Total Industrials	323,275
		Media—0.9%
50		Affinion Group, Inc., 10.125%, 10/15/13	52,750
100	[2]	Cablevision Systems Corp., Ser. B, 9.644%,
		4/01/09	103,000

 BlackRock Global Floating Rate Income Trust (BGT) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Media— (cont'd)
		Charter Communications Holdings II LLC/Charter
		Communications Holdings II Capital Corp.,
$680		10.25%, 9/15/10	$695,300
45		Ser. B, 10.25%, 9/15/10	46,800
		EchoStar DBS Corp.,
135		6.375%, 10/01/11	135,675
1,055		7.00%, 10/01/13	1,078,737
230		7.125%, 2/01/16	236,325
350	[1,2]	ION Media Networks, Inc., 8.61%, 1/15/12	348,250
250		Idearc, Inc., 8.00%, 11/15/16	249,375
80		Network Communications, Inc., 10.75%,
		12/01/13	80,300
70		Nexstar Finance, Inc., 7.00%, 1/15/14	67,200
410		Nielsen Finance LLC/Nielsen Finance Co.,
		10.00%, 8/01/14	433,575
250		R.H. Donnelley Corp., Ser. A-3, 8.875%,
		1/15/16	254,688
		Total Media	3,781,975
		Real Estate—1.3%
6,350		Rouse Co., 5.375%, 11/26/13	5,700,458
		Technology—0.1%
		Freescale Semiconductor, Inc.,
180		9.125%, 12/15/14	166,500
100	[2]	9.569%, 12/15/14	94,250
20		SunGard Data Systems, Inc., 10.25%, 8/15/15	20,900
140		Superior Essex Communications LLC/Essex
		Group, Inc., 9.00%, 4/15/12	138,250
		Total Technology	419,900
		Telecommunications—2.4%
1,250	[2]	Centennial Communications Corp., 10.981%,
		1/01/13	1,287,500
310		Cincinnati Bell, Inc., 7.25%, 7/15/13	312,325
115	[2]	Hawaiian Telcom Communications, Inc., Ser.
		B, 10.86%, 5/01/13	116,438
		Intelsat Ltd. (Bermuda)
75		5.25%, 11/01/08	73,125
50		8.25%, 1/15/13	50,750
85	[2]	8.886%, 1/15/15	85,850
200		Intelsat Subsidiary Holding Co. Ltd., 8.625%,
		1/15/15 (Bermuda)	204,000
1,755	[1,2]	iPCS, Inc., 7.481%, 5/01/13	1,702,350
1,500		Nordic Telephone Co. Holdings A.p.S., 9.75%,
		5/03/16 (EUR) (Denmark)	2,187,050
1,567	[2]	Qwest Communications Intl., Inc., 9.058%,
		2/15/09	1,582,670
2,500	[2]	Qwest Corp., 8.944%, 6/15/13	2,668,750
150	[1]	Wind Acquisition Finance S.A., 10.75%,
		12/01/15 (Luxembourg)	166,125
		Total Telecommunications	10,436,933
		Transportation—0.0%
100		Britannia Bulk Plc, 11.00%, 12/01/11 (United
		Kingdom)	101,500
		Total Corporate Bonds	92,634,745
		Bank Loans—113.1%
		Aerospace & Defense—0.9%
2,151		Caci Intl., Inc., LIBOR + 1.50%, 5/03/11	2,096,976
877		DI Finance/DynCorp Intl., Loan B, LIBOR +
		2.00%, 2/11/11	853,203
982		Wesco Aircraft Hardware Corp., First Lien
		Loan, LIBOR + 2.25%, 9/29/13	962,033
		Total Aerospace & Defense	3,912,212
		Automotive—4.1%
987		GPX Intl. Tire Corp., LIBOR + 3.00%, 3/31/12	948,000
1,138		IAP Worldwide Services, Inc., First Lien Loan,
		LIBOR + 6.25%, 12/30/12	979,592

Principal
Amount
(000)	Description	Value
	Automotive— (cont'd)
$2,000	Kar Holdings, Loan B, LIBOR + 2.25%,
	10/20/13	$1,924,286
1,741	Keystone Automotive Industries, Inc., Loan B,
	LIBOR + 3.50%, 1/12/12	1,601,950
964	Mark IV Industries, Inc., First Lien Loan,
	LIBOR + 2.50%, 6/21/11	932,187
	Metaldyne Corp.,
104	LIBOR, 1/11/14	100,731
706	LIBOR, 1/15/14	684,969
	Navistar Intl. Corp.,
1,333	Revolver Loan, LIBOR + 3.25%, 1/19/12	1,304,167
3,667	LIBOR + 3.25%, 1/19/12	3,586,458
1,427	Rent-A-Center, Inc., Loan B, LIBOR + 1.75%,
	6/30/12	1,394,553
	Reynolds & Reynolds Co.,
2,868	LIBOR + 2.00%, 10/26/12	2,781,712
1,250	Second Lien Loan, LIBOR + 5.50%,
	10/26/13	1,237,500
	Total Automotive	17,476,105
	Basic Materials—6.7%
1,000	Algoma Steel, Inc., LIBOR, 6/20/13	967,500
	Brenntag Holdings,
393	Acquisition Loan, LIBOR + 2.00%, 1/17/14	377,345
1,607	Loan B2, LIBOR + 2.00%, 1/17/14	1,544,321
282	Loan B6, LIBOR + 2.25%, 9/15/14 (EUR)	383,775
218	Loan B6B, LIBOR + 2.50%, 9/15/14 (EUR)	297,116
1,000	Second Lien Loan, LIBOR + 4.00%, 7/17/15	960,833
1,000	Cognis Group, LIBOR, 11/17/13 (EUR)	1,323,461
817	Compass Minerals Group, Inc., LIBOR +
	1.50%, 12/22/12	804,472
	Ineos Group Holdings Plc,
1,861	Loan A4, LIBOR + 2.25%, 12/16/12	1,805,741
1,733	Loan B2, LIBOR + 2.25%, 12/16/13	1,708,318
1,733	Loan C2, LIBOR + 2.75%, 12/23/14	1,708,318
2,555	Innophos, Inc., 0.50%, 8/13/10	2,516,227
	Invista BV,
2,339	Loan B1, LIBOR + 1.50%, 4/29/11	2,290,669
1,240	Loan B2, LIBOR + 1.50%, 4/29/11	1,214,224
2,081	John Maneely Co., Loan B, LIBOR + 3.25%,
	12/08/13	1,927,677
217	Kraton Polymers LLC, LIBOR + 2.00%,
	5/12/13	210,606
2,227	MacDermid, Inc., LIBOR + 2.25%, 4/15/14
	(EUR)	3,048,739
1,629	Nalco Co., Loan B, LIBOR + 1.75%, 11/04/10	1,614,033
491	Pregis Corp., Loan B2, LIBOR + 2.50%,
	10/12/12 (EUR)	675,980
495	Professional Paint, Inc., First Lien Loan,
	LIBOR + 2.75%, 5/31/12	464,062
2,790	Rockwood Specialties Group, Inc., Loan E,
	LIBOR + 1.50%, 12/13/13	2,709,972
473	Solutia, Loan B, LIBOR + 3.00%, 3/31/08	469,615
	Total Basic Materials	29,023,004
	Building & Development—4.2%
2,000	American Residential Services, Inc., Second
	Lien Loan, LIBOR, 4/17/15	1,980,000
197	Armstrong World Industries, Inc., LIBOR +
	1.75%, 10/02/13	194,289
1,241	Beacon Roofing Supply, Inc., Loan B, LIBOR
	+ 2.00%, 9/30/13	1,178,594
	Brand Energy & Infrastructure Services, Inc.,
499	First Lien Loan B, LIBOR + 2.25%, 2/07/14	472,981
500	Second Lien Loan, LIBOR + 6.00%, 2/07/15	477,916
500	Synthetic Letter of Credit, LIBOR + 2.25%,
	2/15/14	477,500

 BlackRock Global Floating Rate Income Trust (BGT) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Building & Development— (cont'd)
$2,488		Building Materials Holding Corp., PRIME +
		1.75%, 3/15/14	$2,281,052
1,500		Custom Building Products, Inc., Second Lien
		Loan, LIBOR + 5.00%, 4/29/12	1,417,500
1,214		Euramax Intl., Inc., Second Lien Loan, LIBOR
		+ 8.00%, 6/29/13	1,177,857
2,000		Hanley Wood LLC, LIBOR + 2.25%, 3/08/14	1,743,334
		Lafarge Roofing Holdings, Inc.,
600		Loan B1, LIBOR + 2.13%, 2/28/14 (EUR)	800,569
245		Loan B2, LIBOR + 2.13%, 2/28/14 (EUR)	326,899
230		Loan B4, LIBOR, 2/28/14	215,438
556		Loan C1, LIBOR, 2/28/15 (EUR)	745,258
286		Loan C2, LIBOR, 2/28/15 (EUR)	383,352
230		Loan C4, LIBOR, 2/28/15	216,206
495		Nacco Industries, Inc., 0.25%, 3/21/13	476,438
970		Nortek, Inc., Loan B, PRIME + 1.25%, 8/27/11	931,200
825		Rhodes Ranch, First Lien Loan, LIBOR +
		3.50%, 11/21/10	726,000
2,344		United Subcontractors, Inc., First Lien Loan,
		LIBOR + 3.00%, 12/27/12	1,992,278
		Total Building & Development	18,214,661
		Conglomerates—2.9%
500		Atlantis Plastics, Inc., Second Lien Loan,
		LIBOR + 9.00%, 3/22/12	415,000
733		Blount Intl., Loan B, LIBOR + 1.75%, 8/09/10	715,751
4,925		Colfax Corp., LIBOR + 2.25%, 12/29/11 (EUR)	6,952,574
		Invensys Plc,
1,000		Loan A, LIBOR + 2.00%, 12/15/11	966,667
1,783		Loan B, LIBOR + 2.13%, 12/15/11 (GBP)	3,551,752
		Total Conglomerates	12,601,744
		Consumer Products—12.1%
988		24 Hour Fitness Worldwide, Inc., LIBOR +
		2.50%, 6/08/12	962,812
		ARAMARK Corp.,
178		Letter of Credit, LIBOR + 2.00%, 1/26/14	174,476
2,527		Loan B, LIBOR + 2.00%, 1/26/14	2,479,984
1,000		Aearo Technologies, Inc., LIBOR + 5.50%,
		9/24/13	952,500
2		Advance Food Co., LIBOR + 1.75%, 3/16/14	1,838
750		American Safety Razor Co., Second Lien Loan,
		LIBOR + 6.25%, 1/30/14	738,750
449		Arby's Restaurant Group, Inc., Loan B, LIBOR
		+ 2.25%, 7/25/12	438,323
		Berkline Bench Craft,
96	[3]	Loan B, LIBOR + 3.75%, 11/03/11	55,007
2,010	[3]	Second Lien Loan, PRIME + 7.00%, 5/11/12	100,505
1,047		Brickman Group Ltd., LIBOR + 2.00%, 1/23/14	1,013,335
517		Burlington Coat Factory Warehouse Corp.,
		Loan B, LIBOR + 2.25%, 5/28/13	495,728
		Cenveo Corp.,
32		Delayed Draw Loan, LIBOR + 1.75%,
		6/21/13	30,959
957		Loan C, LIBOR + 1.75%, 6/21/13	929,104
490		Chiquita Brands Intl., Inc., Loan C, LIBOR +
		3.00%, 6/28/12	474,688
1,000		Claire's Stores, Inc., Loan B, LIBOR + 2.75%,
		5/29/14	932,500
994		Coinmach Corp., Loan B1, PRIME + 1.50%,
		12/19/12	988,978
2,209		Cracker Barrel, Loan B, LIBOR + 1.50%,
		4/27/13	2,150,140
1,000		Culligan International Co., Second Lien Loan,
		LIBOR, 4/24/13 (EUR)	1,261,965
1,000		DS Waters Holdings, Inc., Loan B, LIBOR,
		3/07/12	960,000
998		David's Bridal, Inc., LIBOR + 2.00%, 1/31/14	937,650

Principal
Amount
(000)		Description	Value
		Consumer Products— (cont'd)
$500		Deutsch Connectors, Second Lien Loan,
		LIBOR + 4.50%, 12/22/15	$465,000
		Dole Food Co., Inc.,
233		Letter of Credit, LIBOR, 4/12/13	225,029
1,726		Loan C, PRIME + 1.00%, 4/12/13	1,666,617
518		PRIME + 1.00%, 4/12/13	499,985
472		FTD, Inc., LIBOR + 2.00%, 7/28/13	462,348
		Fresh Start Bakeries, Inc.,
500		First Lien Loan, LIBOR + 2.50%, 9/29/13	490,000
500		Second Lien Loan, LIBOR + 5.75%, 3/29/14	495,000
350		Gold Toe, Second Lien Loan, LIBOR + 6.00%,
		4/30/14	346,500
		Iglo Birds Eye,
474		Loan B1, LIBOR + 2.25%, 10/27/14 (EUR)	657,941
26		Loan B1, LIBOR + 2.63%, 10/27/14 (EUR)	35,538
26		Loan C1, LIBOR + 2.25%, 10/27/15 (EUR)	35,698
284		Loan C1, LIBOR + 2.63%, 10/27/15 (EUR)	395,963
190		Loan C1, LIBOR + 3.00%, 10/27/15 (EUR)	264,937
367		Mezzanine Loan, TBD, 10/27/16 (GBP)	744,833
1,453		JRD Holdings, Inc., LIBOR + 2.50%, 5/11/14	1,424,062
260		Landry's Restaurants, Inc., Loan B, LIBOR +
		1.75%, 12/28/10	257,891
657		Language Line, Inc., Loan B1, LIBOR +
		3.25%, 6/11/11	637,490
534		Latimer/Weetabix, LIBOR + 8.00%, 12/31/15
		(GBP)	1,059,777
1,000	[3]	Le-Natures, Inc., Loan B, LIBOR + 4.00%,
		3/01/11	598,750
887		Mapco Express, Inc., LIBOR + 2.75%, 4/28/11	851,432
1,440		Neiman-Marcus Group, Inc., LIBOR + 1.75%,
		4/06/13	1,415,833
1,333		New Page, Loan B, LIBOR + 2.25%, 5/02/11	1,320,000
		OSI Food Co.,
925		Loan B, LIBOR + 2.25%, 6/14/14	884,351
75		Revolver Loan, 0.50%, 6/14/13	71,899
		OSI Group LLC,
1,697		LIBOR + 2.00%, 9/02/11	1,641,815
1,697		Loan B, LIBOR + 2.00%, 9/02/11	1,641,836
1,500		Orchard Supply Hardware Stores Corp., Loan
		B2, LIBOR + 2.45%, 12/09/07	1,470,000
		Oriental Trading Co.,
990		LIBOR + 2.25%, 7/31/13	928,125
500		Second Lien Loan, LIBOR + 4.75%, 1/08/11	475,000
398		PETCO Animal Supplies, Inc., LIBOR +
		2.25%, 10/26/13	386,640
1,047		Pierre Foods, Inc., Loan B, LIBOR + 2.25%,
		6/30/10	1,028,244
750		Pivotal Promontory LLC, Second Lien Loan,
		LIBOR + 6.50%, 8/31/11	656,250
1,758		Prestige Brands Holdings, Inc., Loan B, PRIME
		+ 1.25%, 4/06/11	1,720,394
500		Rite Aid Corp., Loan 2, LIBOR + 1.75%,
		6/04/14	488,437
1,997		Riverdeep Interactive Learning, Inc., Loan B,
		LIBOR + 2.75%, 12/20/13	1,973,524
1,478		Roundy's Supermarkets, Inc., LIBOR + 2.75%,
		11/03/11	1,460,336
		Sturm Foods, Inc.,
1,372		LIBOR + 2.50%, 1/31/14	1,278,982
750		Second Lien Loan, LIBOR + 7.00%, 5/26/12	675,000
829	[3]	Synventive Acquisition, Inc., Mezzanine Loan,
		LIBOR, 1/31/14	372,875
2,000		Thomson Learning, Loan B, LIBOR, 7/05/14	1,935,834
764		Tupperware Corp., LIBOR + 1.50%, 12/05/12	755,736
373		Warnaco, Inc., Loan B, LIBOR + 1.50%,
		1/31/13	367,947

 BlackRock Global Floating Rate Income Trust (BGT) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)	Description	Value
	Consumer Products— (cont'd)
	Wastequip, Inc.,
$311	Delayed Draw Loan, LIBOR + 2.25%,
	2/05/13	$298,731
689	Loan B, LIBOR + 2.25%, 2/05/13	661,269
451	Waterpik Technologies, Inc., First Lien Loan,
	LIBOR + 2.25%, 6/30/13	437,622
	Total Consumer Products	52,040,713
	Containers & Packaging—3.9%
	Bluegrass Container Co. LLC,
342	LIBOR + 2.25%, 6/30/13	339,007
364	LIBOR + 5.00%, 12/30/13	364,091
1,143	Loan B, LIBOR + 2.25%, 6/30/13	1,132,999
1,136	Second Lien Loan, LIBOR + 5.00%,
	12/30/13	1,137,784
	Consolidated Container Co. LLC,
499	First Lien Loan, LIBOR + 2.25%, 3/28/14	473,189
750	Second Lien Loan, LIBOR, 9/28/14	663,750
2,463	Georgia-Pacific Corp., First Lien Loan, LIBOR
	+ 1.75%, 12/20/12	2,408,751
4,985	Graham Packaging Co. LP, Loan B, LIBOR +
	2.25%, 10/07/11	4,903,994
	Smurfit-Stone Container Enterprises, Inc.,
495	Loan B, LIBOR + 2.00%, 11/01/11	487,877
750	Loan B1, TBD, 1/12/13 (EUR)	1,005,294
750	Loan C1, LIBOR + 2.13%, 1/12/14 (EUR)	1,037,092
2,787	Solo Cup, Inc., LIBOR + 3.50%, 2/27/11	2,755,732
	Total Containers & Packaging	16,709,560
	Ecological Services & Equipment—0.7%
2,000	Envirosolutions, Inc., LIBOR + 3.50%, 7/07/12	1,880,000
498	Global Geophysical, First Lien Loan, LIBOR +
	3.50%, 2/07/14	487,550
500	Synagro Technologies, Inc., Second Lien Loan,
	LIBOR + 4.75%, 10/02/14	480,000
	Total Ecological Services & Equipment	2,847,550
	Energy—8.0%
1,500	AES Corp., LIBOR + 1.75%, 4/30/08	1,483,751
529	Astoria Generating Co. Acquisitions LLC, Loan
	B, LIBOR + 2.00%, 2/23/13	520,464
	Big West Oil LLC,
550	Delayed Draw Loan, LIBOR, 5/15/14	528,000
450	LIBOR + 2.25%, 5/15/14	432,000
	Coffeyville Resources LLC,
324	LIBOR + 3.35%, 12/28/10	313,581
1,667	Loan D, PRIME + 3.25%, 12/28/13	1,612,078
	Coleto Creek Power,
127	Letter of Credit, LIBOR + 2.75%, 6/28/13	121,178
1,854	Loan B, LIBOR + 2.75%, 6/28/13	1,763,508
	Dresser, Inc.,
1,000	Loan B, LIBOR + 2.50%, 5/04/14	981,000
1,500	Second Lien Loan, LIBOR, 5/04/15	1,453,125
	ElectricInvest Holding Co. Ltd.,
1,787	LIBOR + 3.75%, 12/21/12 (EUR)	2,464,192
1,800	Junior Loan, LIBOR + 3.75%, 12/21/12
	(GBP)	3,560,804
	Flint,
605	Loan B7 AEB, LIBOR + 2.25%, 12/31/13
	(EUR)	815,972
228	Loan B7 AFB, LIBOR + 2.25%, 12/31/13
	(EUR)	307,706
1,000	Loan B9, LIBOR, 11/09/14	945,625
833	Loan C7, LIBOR + 3.00%, 12/31/13 (EUR)	1,123,827
	Generac Power Systems, Inc.,
990	First Lien Loan, LIBOR + 2.50%, 11/09/13	886,757
750	Second Lien Loan, LIBOR + 6.00%, 5/10/14	533,750
1,477	Key Energy Services, Inc., Loan C, LIBOR +
	2.50%, 6/30/12	1,470,112

Principal
Amount
(000)	Description	Value
	Energy— (cont'd)
	MACH Gen LLC,
$70	Letter of Credit, 0.50%, 2/22/13	$68,063
676	LIBOR + 2.00%, 2/22/14	654,648
494	MEG Energy Corp., Loan B, LIBOR + 2.00%,
	4/03/13	479,925
995	McJunkin Corp., Loan B, LIBOR + 2.25%,
	1/31/13	977,588
798	Mirant NA LLC, Loan B, LIBOR + 1.75%,
	1/03/13	782,478
	Northeast Energy,
159	Letter of Credit, LIBOR + 2.50%, 11/01/13	153,648
1,297	Loan B, LIBOR + 2.50%, 11/01/13	1,257,208
750	Second Lien Loan, LIBOR + 4.50%, 5/01/14	718,125
2,000	Safenet, Inc., Second Lien Loan, LIBOR +
	6.00%, 4/12/14	1,840,000
1,400	SandRidge Energy, Inc., LIBOR, 4/01/15	1,386,000
	TPF Generation Holdings LLC,
151	Letter of Credit, LIBOR + 2.10%, 12/15/13	145,010
795	Loan B, LIBOR + 2.00%, 12/15/13	766,239
47	Revolver Loan, 0.50%, 12/15/13	45,458
1,479	Trinidad Energy Services Income Trust, LIBOR
	+ 2.50%, 5/13/11	1,463,962
929	Western Refining, PRIME + 0.75%, 5/30/14	910,000
	Wolf Hollow I LP,
472	Loan B, LIBOR + 2.25%, 6/22/12	429,210
500	Second Lien Loan, LIBOR, 12/12/15	485,000
400	Synthetic Letter of Credit, LIBOR + 2.25%,
	6/22/12	364,000
100	Synthetic Revolver Loan, LIBOR + 2.25%,
	6/22/12	91,000
	Total Energy	34,334,992
	Entertainment & Leisure—6.6%
1,000	Alpha III, LIBOR + 2.38%, 12/31/13	956,667
1,107	Cinemark, Inc., Loan B, LIBOR + 1.75%,
	10/05/13	1,075,098
1,000	Discovery Channel, Loan B, LIBOR + 2.00%,
	5/14/14	980,000
938	Fairmont Hotels & Resorts, Inc., Loan B,
	LIBOR + 3.25%, 5/12/11	919,150
	Golden Nugget, Inc.,
273	Delayed Draw Loan, 0.50%, 6/30/14	264,886
477	First Lien Loan, LIBOR + 2.00%, 6/30/14	463,551
1,000	Second Lien Loan, LIBOR + 3.25%,
	12/31/14	937,500
1,985	Greektown Holdings LLC, Loan B, LIBOR +
	2.75%, 12/03/12	1,910,563
	Green Valley Ranch Gaming LLC,
481	First Lien Loan, LIBOR + 2.00%, 2/16/14	466,151
1,000	Second Lien Loan, LIBOR + 3.25%, 8/16/14	947,500
1,470	Hit Entertainment Ltd., LIBOR + 2.00%,
	3/20/12	1,411,217
	Hollywood Theaters, Inc.,
1,697	First Lien Loan, LIBOR + 3.25%, 8/09/09	1,663,550
2,500	Second Lien Loan, LIBOR + 7.00%, 8/09/09	2,450,000
1,470	Kerasotes Theatres, Inc., Loan B, LIBOR +
	2.25%, 10/31/11	1,444,348
	Las Vegas Sands LLC,
500	Delayed Draw Loan, TBD, 5/23/14	486,146
2,000	Loan B, LIBOR + 1.50%, 5/23/14	1,944,584
2,963	Metro-Goldwyn-Mayer Studios, Inc., Loan B,
	LIBOR + 3.25%, 4/08/12	2,830,870
2,000	RHI Entertainment, Inc., Second Lien Loan,
	LIBOR + 4.00%, 4/15/14	1,800,000
736	Riverside Casino & Golf Resort LLC, Loan B,
	LIBOR + 3.50%, 11/30/11	713,590
746	Time Warner, Inc., Loan B, LIBOR + 2.00%,
	1/07/13	732,071

 BlackRock Global Floating Rate Income Trust (BGT) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)	Description	Value
	Entertainment & Leisure— (cont'd)
	Travelport, Inc.,
$47	Letter of Credit, LIBOR + 2.25%, 8/23/13	$45,592
233	LIBOR + 2.25%, 8/23/13	227,223
925	Universal City Development Partners LP, Loan
	B, LIBOR + 2.00%, 6/09/11	900,005
	Wembley, Inc.,
980	First Lien Loan, LIBOR + 2.50%, 8/23/11	933,466
1,500	Second Lien Loan, LIBOR + 4.25%, 7/18/12	1,380,000
747	Yellowstone Mountain Club, LIBOR + 2.38%,
	9/30/10	700,230
	Total Entertainment & Leisure	28,583,958
	Financial Institutions—8.9%
984	Advantage Sales & Marketing, Inc., LIBOR +
	2.00%, 3/29/13	937,062
975	Avio, Mezzanine Loan, PRIME + 7.25%,
	12/14/16	958,880
929	BNY Convergex Group LLC, First Lien Loan,
	LIBOR + 3.00%, 10/02/13	893,750
	Bankruptcy Management,
993	LIBOR + 2.75%, 7/28/12	962,725
496	Second Lien Loan, LIBOR + 6.25%, 7/28/13	481,363
4,688	Billing Services Group, LIBOR + 2.50%,
	5/11/12 (EUR)	6,684,139
432	CCC Information Services Group, Inc., Loan B,
	LIBOR + 2.50%, 2/10/13	414,756
1,241	Charter Mac, Loan B, LIBOR + 2.50%, 8/15/12	1,116,563
744	Conseco, Inc., LIBOR + 2.00%, 10/10/13	701,108
2,000	Enclave, Loan B, LIBOR, 4/24/13	1,889,600
	GS Holdings Corp.,
52	Delayed Draw Loan, LIBOR + 1.75%,
	5/12/13	51,379
82	LIBOR + 1.75%, 5/13/11	80,185
543	LIBOR + 1.75%, 5/12/13	533,151
4,000	J.G. Wentworth LLC, First Lien Loan, LIBOR
	+ 2.25%, 4/04/14	3,790,000
1,300	Jostens, Inc., Loan C, LIBOR + 2.00%,
	12/21/11	1,287,119
965	Lucite Intl. Finance Plc, LIBOR + 9.00%,
	7/07/13 (EUR)	1,328,000
2,000	Moeller Group, LIBOR, 10/31/14 (EUR)	2,851,899
	NASDAQ Stock Market, Inc.,
562	Loan B, TBD, 4/18/12	557,434
969	Loan C, TBD, 4/18/12	961,538
1,955	Owens Illinois Group, Inc., Loan B, LIBOR +
	1.50%, 4/01/08 (EUR)	2,650,087
858	Professional Service, Inc., Loan B, LIBOR +
	2.75%, 10/31/12	840,656
497	Renfro Corp., Delayed Draw Loan, LIBOR +
	3.25%, 10/05/13	480,998
250	RiskMetrics Group Holdings, LLC, Second
	Lien Loan, LIBOR + 5.50%, 7/11/14	245,000
1,114	Sedgewick Claims Management Services, Inc.,
	Loan B, LIBOR + 2.25%, 1/31/13	1,063,427
1,870	TPG Springs Ltd., Mezzanine Loan, LIBOR +
	5.25%, 3/22/15 (EUR)	2,582,228
	United Biscuits,
1,651	Loan B1, LIBOR + 2.50%, 12/31/14 (GBP)	3,254,207
535	Loan B2, LIBOR, 12/31/14 (EUR)	731,992
	Total Financial Institutions	38,329,246
	Health Care—7.2%
3,082	Arizant, Inc., LIBOR + 2.50%, 7/31/10	3,020,028
737	CCS Medical, Loan B, LIBOR + 3.25%,
	9/30/12	712,676
2,500	Cardinal Health, Inc., Loan B, LIBOR + 2.25%,
	4/15/14 (EUR)	3,208,387

Principal
Amount
(000)	Description	Value
	Health Care— (cont'd)
	Community Health Systems, Inc.,
$124	Delayed Draw Loan, 0.50%, 7/25/14	$121,420
1,876	Loan B, LIBOR + 2.25%, 7/25/14	1,840,608
1,000	TBD, 6/30/14	981,000
500	Emdeon Business Services, LLC, Second Lien
	Loan, LIBOR, 5/16/14	496,250
1,995	Health Management Associates, Inc., PRIME +
	0.75%, 2/28/14	1,893,068
3,380	HealthSouth Corp., Loan B, LIBOR + 2.50%,
	3/10/13	3,278,029
	Molnlycke Health Care Ltd. (EUR),
1,500	Loan B, LIBOR + 2.00%, 3/30/15	2,018,016
1,500	Loan C, LIBOR, 3/30/16	2,028,637
500	Second Lien Loan D, LIBOR, 9/30/16	670,790
494	National Renal Institutes, Inc., Loan B, LIBOR
	+ 2.25%, 3/31/13	467,807
	Opica AB (EUR),
142	Loan C1, LIBOR, 5/20/16	198,295
1,187	Loan C2, LIBOR, 5/20/16	1,652,934
171	Loan C4, LIBOR, 5/20/16	238,380
	Quintiles Transnational Corp.,
988	First Lien Loan, LIBOR + 2.00%, 3/31/13	952,938
250	Second Lien Loan, LIBOR + 4.00%, 3/31/14	245,625
977	Select Medical Corp., Loan B, LIBOR + 2.00%,
	2/24/12	927,402
2,982	US Oncology, Inc., LIBOR + 2.25%, 8/20/11	2,862,430
983	Vanguard Health Holding Co. II LLC, LIBOR
	+ 2.25%, 9/23/11	950,695
	Warner Chilcott Corp.,
1,875	Loan B, LIBOR + 2.00%, 1/18/12	1,823,678
517	Loan C, LIBOR + 2.00%, 1/18/12	502,407
	Total Health Care	31,091,500
	Industrials—3.9%
1,485	Acosta, Inc., LIBOR + 2.25%, 7/28/13	1,446,638
	Bolthouse Farms, Inc.,
985	First Lien Loan, LIBOR + 2.25%, 12/16/12	955,450
500	Second Lien Loan, LIBOR + 5.50%,
	12/16/13	485,625
222	Chart Industries, Inc., Loan B, LIBOR + 2.00%,
	10/17/12	219,444
1,725	Drummond Co., Inc., LIBOR + 1.25%, 2/14/11	1,681,875
1,500	Harland Clarke Holdings Corp., Loan B,
	LIBOR + 2.50%, 6/30/14	1,389,000
	Kion Group,
250	Loan B, LIBOR, 3/15/15	241,733
250	Loan C, LIBOR, 3/15/16	242,756
500	Loan D, LIBOR, 9/15/16 (EUR)	680,891
	Lincoln Industrial Corp.,
273	Delayed Draw Loan B, TBD, 7/11/14	268,636
727	First Lien Loan, LIBOR + 2.50%, 7/11/14	716,364
91	TBD, 7/11/14	89,545
	Mivisa Envases S.A.U. (EUR),
826	Loan B1, LIBOR, 5/03/15	1,128,096
174	Loan B2, LIBOR, 5/03/15	237,251
2,488	Oshkosh Truck Corp., Loan B, LIBOR +
	1.75%, 12/06/13	2,448,633
	Standard Steel LLC,
83	Delayed Draw Loan, 1.00%, 6/30/12	81,255
413	Loan B, LIBOR + 2.50%, 6/30/12	403,219
993	Stolle Machinery Co. LLC, First Lien Loan,
	PRIME + 1.25%, 9/29/12	952,800
1,257	Thermo Fluids, Inc., Loan B, LIBOR + 3.50%,
	6/27/13	1,068,559
2,030	Tinnerman Palnut Engineered Products, Inc.,
	LIBOR + 7.75%, 11/01/11	1,725,715

 BlackRock Global Floating Rate Income Trust (BGT) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)	Description	Value
	Industrials— (cont'd)
	Trimas Corp.,
$94	Letter of Credit, LIBOR + 2.25%, 8/02/13	$90,937
403	Loan B, LIBOR + 2.75%, 8/02/13	391,107
	Total Industrials	16,945,529
	Media—25.5%
475	Affinion Group, Inc., LIBOR + 6.25%, 3/01/12	456,000
1,000	American Media Operations, Inc., Loan B,
	LIBOR + 3.25%, 1/31/13	975,000
1,980	Atlantic Broadband Finance LLC, Loan B2,
	LIBOR + 2.25%, 8/10/12	1,939,450
1,000	Audio Visual Services Corp., Second Lien
	Loan, LIBOR + 5.50%, 9/15/14	950,000
250	Bresnan Communications Group LLC, Second
	Lien Loan, LIBOR + 4.50%, 3/29/14	241,667
3,950	Cablevision Systems Corp., Incremental Loan,
	LIBOR + 1.75%, 3/29/13	3,891,078
	Casema Kabelcom (EUR),
750	Loan B, LIBOR + 2.50%, 11/14/14	1,052,886
576	Loan B1, LIBOR + 2.50%, 11/14/14	808,093
299	Loan B2, LIBOR + 2.50%, 11/14/14	419,764
1,625	Loan C, LIBOR + 3.00%, 11/14/15	2,290,659
6,983	Cequel Communications LLC, First Lien Loan,
	PRIME + 1.00%, 11/05/13	6,700,582
7,000	Charter Communications Holdings LLC,
	LIBOR + 2.00%, 3/06/13	6,751,878
1,500	Cumulus Media, Inc., LIBOR + 1.75%, 6/11/14	1,466,250
2,867	Dex Media East LLC/Dex Media East Finance
	Co., Loan B, LIBOR + 1.50%, 5/08/09	2,843,224
	Dex Media West LLC/Dex Media Finance Co.,
676	Loan B1, LIBOR + 1.50%, 3/09/10	668,960
1,218	Loan B2, LIBOR + 1.50%, 3/09/10	1,204,589
485	Emmis Communications Corp., LIBOR +
	2.00%, 11/01/13	474,356
	Gatehouse Media Operating, Inc.,
592	Delayed Draw Loan, LIBOR + 2.00%,
	8/28/14	541,375
1,386	Loan B, LIBOR + 2.00%, 8/28/14	1,268,071
2,000	Gray Television, Inc., Delayed Draw Loan,
	LIBOR + 1.50%, 12/31/14	1,920,000
4,975	Idearc, Inc., Loan B, LIBOR + 2.00%, 11/17/14	4,894,674
4,000	KDG Media Technologies AG, Loan A, LIBOR
	+ 1.75%, 3/31/12 (EUR)	5,487,054
500	Knology, First Lien Loan, LIBOR + 2.25%,
	6/30/12	480,000
1,496	Liberty Cablevision of Puerto Rico Ltd.,
	LIBOR + 2.00%, 3/01/13	1,439,205
1,493	Mediacom Broadband LLC, Loan D1, LIBOR
	+ 1.75%, 1/31/15	1,436,531
1,522	Mediacom Communications Corp., Loan A,
	LIBOR + 1.50%, 3/31/10	1,445,631
1,965	Mediacom Illinois LLC, Loan C, LIBOR +
	1.75%, 1/31/15	1,887,222
1,912	Mission Broadcasting, Inc., Loan B, LIBOR +
	1.75%, 10/01/12	1,835,387
388	Multicultural Radio Broadcasting, Inc., PRIME
	+ 1.75%, 12/18/12	380,240
	NTL Investment Holding Ltd. (GBP),
1,116	Loan B1, LIBOR + 2.13%, 9/03/12	2,182,409
1,304	Loan B2, TBD, 9/03/12	2,550,890
1,500	Loan C, TBD, 3/03/13	2,940,483
1,000	National CineMedia, Inc., Loan B, LIBOR +
	1.75%, 2/13/15	956,719
	New Wave Communications,
70	LIBOR + 3.25%, 6/20/13	68,950
941	Loan A, LIBOR + 3.25%, 6/30/13	926,392
167	Loan Z, LIBOR + 3.25%, 6/20/13	164,495
63	TBD, 6/20/13	62,055

Principal
Amount
(000)	Description	Value
	Media— (cont'd)
$1,811	Nexstar Finance, Inc., Loan B, LIBOR +
	1.75%, 10/01/12	$1,738,530
3,474	Nielsen Finance LLC/Nielsen Finance Co.,
	Loan B, LIBOR + 2.00%, 8/09/13	3,371,167
	PagesJaunes Groupe SA (EUR),
1,000	Loan B2, LIBOR + 2.25%, 1/11/15	1,353,859
1,000	Loan C, LIBOR + 2.75%, 1/11/16	1,353,859
500	Loan D, LIBOR + 4.25%, 1/11/17	680,297
	Penton Media, Inc.,
1,122	First Lien Loan, LIBOR + 2.25%, 2/01/13	1,063,974
1,000	Second Lien Loan, LIBOR + 5.00%, 2/01/14	937,500
1,000	Persona Communications, Inc., Second Lien
	Loan, LIBOR + 6.00%, 4/12/14	990,000
	ProSieben (EUR),
500	Loan B1, LIBOR, 6/30/15	649,523
1,000	Second Lien Loan, LIBOR + 2.63%, 6/30/15	1,299,045
750	Puerto Rico Cable Acquisition Co., Second
	Lien Loan, LIBOR + 6.25%, 1/26/12	716,250
739	Quebecor Media, Inc., Loan B, LIBOR +
	2.00%, 1/17/13	716,588
1,000	RCN Corp., Loan B, LIBOR + 2.25%, 5/25/14	964,583
2,030	R.H. Donnelley, Inc., Loan D2, LIBOR +
	1.50%, 6/30/11	2,003,905
	TDC (EUR),
944	Loan B, TBD, 1/03/14	1,318,507
1,138	Loan C2, LIBOR + 2.13%, 1/30/15	1,596,032
	UPC Broadband Holding BV (EUR),
3,767	Loan M1, LIBOR, 12/31/14	5,112,224
4,069	Loan M2, LIBOR, 12/31/14	5,520,090
	Univision Communications, Inc.,
664	Delayed Draw Loan, 1.00%, 9/29/14	631,208
5,638	Loan B, LIBOR + 2.25%, 9/29/14	5,355,705
1,000	Second Lien Loan, LIBOR, 3/29/09	987,500
1,890	WMG Acquisition Corp., LIBOR + 2.00%,
	2/28/11	1,841,662
2,500	Yell Group Plc, Loan B, LIBOR + 2.00%,
	2/27/13 (EUR)	3,460,345
	Total Media	109,664,572
	Real Estate—1.5%
855	Acoustical Materials, LIBOR + 2.75%, 4/13/12	794,748
2,000	Georgian Towers, Loan B5, LIBOR, 3/01/12	1,902,198
1,641	Headwaters, Inc., LIBOR + 2.00%, 4/30/11	1,599,609
489	Masonite Intl. Corp., LIBOR + 2.00%, 4/06/13	458,508
2,000	Realogy Corp., LIBOR + 3.00%, 10/10/13	1,869,000
	Total Real Estate	6,624,063
	Technology—3.6%
465	Activant Solutions, Inc., LIBOR + 2.00%,
	5/02/13	443,340
739	Affiliated Computer Services, Inc., LIBOR +
	2.00%, 3/20/13	725,822
1,460	ClientLogic Corp., LIBOR + 2.50%, 1/30/14	1,365,278
1,000	Cocreate Software, Inc., Second Lien Loan,
	LIBOR + 7.25%, 5/30/14	1,002,500
500	Electrical Components Intl. Holdings Co.,
	Second Lien Loan, LIBOR + 6.50%, 5/01/14	440,000
	Intergraph Corp.,
431	First Lien Loan, LIBOR + 2.00%, 5/29/14	418,235
750	Second Lien Loan, LIBOR, 11/15/14	742,969
992	Marvell Technology Group Ltd., Loan B,
	LIBOR + 2.50%, 11/09/09	962,119
300	Mitchell International, Inc., Second Lien Loan,
	LIBOR + 5.25%, 3/28/15	279,000
	RedPrairie Corp.,
990	Loan B, PRIME + 2.00%, 7/31/12	940,500
1,250	Second Lien Loan, LIBOR + 6.50%, 1/31/13	1,187,500
41	SS&C Technologies, Inc., TBD, 11/04/12	40,230

 BlackRock Global Floating Rate Income Trust (BGT) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)	Description	Value
	Technology— (cont'd)
$1,500	San Juan Cable, LIBOR + 6.50%, 10/31/13	$1,425,938
	Sensata Technologies BV,
1,485	LIBOR + 2.00%, 4/27/13 (EUR)	2,012,991
983	Loan B, LIBOR + 1.75%, 4/27/13	941,113
2,450	SunGard Data Systems, Inc., Loan B, LIBOR +
	2.00%, 2/28/14	2,404,247
	Wire Rope Corp.,
175	LIBOR + 2.25%, 2/08/14	169,036
70	TBD, 1/30/14	67,716
	Total Technology	15,568,534
	Telecommunications—8.8%
2,993	American Cellular Corp., Loan B, LIBOR +
	2.00%, 3/15/14	2,972,549
1,250	American Cellular Wireless LLC, Delayed
	Draw Loan, 0.75%, 3/15/14	1,239,063
395	Cavalier Telephone Corp., Loan B, LIBOR +
	4.75%, 12/31/12	392,038
2,169	Centennial Cellular Operating Co., LIBOR +
	2.00%, 2/09/11	2,127,992
500	Country Road Communications LLC, Second
	Lien Loan, LIBOR + 7.75%, 7/15/13	490,000
	Eircom Group Plc (EUR),
3,000	Loan B, LIBOR + 1.88%, 9/30/14	4,113,421
3,000	Loan C, LIBOR + 2.13%, 9/30/15	4,130,071
1,000	Loan D, LIBOR, 3/31/16	1,381,924
500	Hargray Communications, Inc., Second Lien
	Loan, LIBOR + 5.50%, 12/31/14	490,000
1,000	IPC Systems, Inc., Second Lien Loan, LIBOR +
	6.50%, 9/29/14	846,250
4,000	Insight Midwest Holdings LLC, Loan B,
	0.25%, 4/06/14	3,914,376
2,000	Iowa Telecommunications Services, Inc., Loan
	B, LIBOR + 1.75%, 11/23/11	1,970,000
	NG Wireless,
140	Delayed Draw Loan, TBD, 7/31/14	138,269
610	First Lien Loan, PRIME + 1.75%, 7/31/14	600,481
1,704	NTELOS, Inc., First Lien Loan, LIBOR +
	2.25%, 8/24/11	1,674,360
443	Triton PCS, Inc., LIBOR + 3.25%, 11/18/09	440,523
2,970	West Corp., Loan B2, LIBOR + 2.38%,
	10/24/13	2,910,297
	Wind Acquisition Finance S.A. (EUR),
1,386	Loan A1, LIBOR + 2.00%, 5/25/12	1,926,649
279	Loan A2, LIBOR + 2.00%, 12/31/10	387,465
2,000	Loan B1, LIBOR + 2.50%, 7/31/12	2,785,356
2,000	Loan C1, LIBOR + 3.25%, 7/31/13	2,794,861
	Total Telecommunications	37,725,945
	Transportation—3.6%
1,000	BAA Plc, TBD, 9/30/11 (GBP)	1,952,791
	Dockwise Transport N.V.,
1,733	Loan B1, LIBOR + 2.38%, 4/20/15	1,650,814
733	Loan C, LIBOR + 2.88%, 4/20/16	701,063
1,000	Loan C2, LIBOR + 2.38%, 4/15/16	956,250
650	Loan D, LIBOR + 4.50%, 10/20/16	619,125
1,000	Loan D2, LIBOR, 10/15/16	952,500
	Hawker Beechcraft Acquisition Co.,
78	Letter of Credit, LIBOR + 2.10%, 3/26/14	75,641
920	LIBOR + 2.00%, 3/26/14	891,707
1,000	Jacobson Holding Co., Second Lien Loan,
	LIBOR + 5.50%, 12/19/14	895,000
1,750	RailAmerica, Inc., Loan B, LIBOR + 2.25%,
	8/14/08	1,719,375
322	Sirva Worldwide, Inc., LIBOR + 7.25%,
	12/01/10	219,016
1,477	Swift Transportation Co., Inc., LIBOR +
	3.00%, 5/10/14	1,337,508

Principal
Amount
(000)		Description	Value
		Transportation— (cont'd)
$2,000		U.S. Airways, Loan B, LIBOR + 2.50%,
		3/24/14	$1,896,428
1,493		United Air Lines, Inc., Loan B, LIBOR +
		2.00%, 2/01/14	1,412,745
		Total Transportation	15,279,963
		Total Bank Loans	486,973,851
		Foreign Government Bonds—17.8%
3,840		Argentina Republic, 4.005%, 8/03/12	2,177,280
1,452		Bolivarian Republic of Venezuela, 2.75%,
		12/18/07	1,451,945
		Federative Republic of Brazil,
475		10.25%, 6/17/13	581,875
9,435	[2]	10.981%, 6/29/09	10,336,042
1,600		Islamic Republic of Pakistan, 6.75%, 2/19/09	1,559,842
1,067		Kingdom of Morocco, 6.219%, 1/05/09	1,066,665
800		Malaysia, 8.75%, 6/01/09	847,162
2,400		Republic of Chile, 6.875%, 4/28/09	2,468,160
1,200	[2]	Republic of Colombia, 9.244%, 3/17/13	1,314,000
3,200		Republic of Costa Rica, 9.335%, 5/15/09	3,368,000
2,000		Republic of Panama, 8.25%, 4/22/08	2,030,000
		Republic of Peru,
5,152		4.50%, 3/07/17	5,152,000
2,400		9.125%, 1/15/08	2,418,000
2,400		Republic of South Africa, 7.375%, 4/25/12	2,592,000
2,400		Republic of the Philippines, 8.875%, 4/15/08	2,460,715
950		Republic of Uruguay, 6.875%, 1/19/16	1,406,034
		Republic of Venezuela,
4,000	[2]	6.36%, 4/20/11	3,733,600
2,000		11.00%, 3/05/08 (EUR)	2,886,122
2,735		Turkey, 7.00%, 9/26/16	2,786,281
		Ukraine,
2,800	[1]	6.875%, 3/04/11	2,856,000
16,100	[1,2]	8.693%, 8/05/09	16,744,000
		United Mexican States,
4,800	[2]	6.06%, 1/13/09	4,819,200
13,520		9.00%, 12/22/11 (MXN)	1,294,842
		Total Foreign Government Bonds	76,349,765
Shares
		Common Stocks—0.0%
947	[4]	Critical Care Systems Intl., Inc.	5,919
		Total Long-Term Investments
		(cost $662,861,137)	655,964,280
Principal
Amount
(000)
		SHORT-TERM INVESTMENTS—1.9%
		U.S. Government and Agency Discount Notes—1.9%
		Federal Home Loan Bank Disc. Notes,
$3,300	[5]	3.901%, 10/01/07	3,300,000
2,000	[5]	4.629%, 10/10/07	1,997,690
1,000	[5]	4.735%, 10/12/07	998,558
2,000	[5]	Federal Home Loan Mortgage Disc. Notes,
		4.539%, 10/29/07	1,992,969
		Total Short-Term Investments
		(cost $8,289,217)	8,289,217
Total Investments—154.3% (cost $671,150,3547)			$664,253,497
Other assets in excess of liabilities—2.3%			9,823,752
Preferred shares at redemption value, including dividends
payable —(56.6)%			(243,604,973)
Net Assets Applicable to Common Shareholders—100%			$430,472,276

 BlackRock Global Floating Rate Income Trust (BGT) (continued)
(Percentages shown are based on Net Assets)

[1]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2007, the Trust held 7.4% of its net assets, with a current market value of $31,952,983, in securities restricted as to resale.

[2]	Variable rate security. Rate shown is interest rate as of September 30, 2007.

[3]	Issuer is in default and/or bankruptcy.

[4]	Non-income producing security.

[5]	Rate shown is the yield to maturity as of the date of purchase.

[6]

Cost for federal income tax purposes is $671,220,748. The net unrealized depreciation on a tax basis is $6,967,251, consisting of $12,742,722 gross unrealized appreciation and $19,709,973 gross unrealized depreciation.

For Trust compliance purposes, the Trust's sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

KEY TO ABBREVIATIONS
EUR	— Euro
GBP	— British Pound
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PRIME	— Prime Rate
TBD	— To Be Determined

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Floating Rate Income Trust

	By:	/s/ Donald C. Burke
Donald C. Burke,
President & Chief Executive Officer of
BlackRock Global Floating Rate Income Trust

	Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke,
President & Chief Executive Officer (principal executive officer) of
BlackRock Global Floating Rate Income Trust

	Date:	November 20, 2007

	By:	/s/ Neal J. Andrews
Neal J. Andrews,
Chief Financial Officer (principal financial officer) of
BlackRock Global Floating Rate Income Trust

	Date:	November 20, 2007